SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income		$ 7,821	$ 10,514		$ 19,293	$ 22,461
Less dividends to: Ordinary Shares
Less dividends to: Non-vested participating shares
Total Undistributed Earnings			10,514	$ 10,514		22,461	$ 22,461
Allocation of undistributed earnings to Ordinary Shares			10,377			22,167
Allocation of undistributed earnings to Non-vested Shares			$ 137			$ 294
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings			0.12			0.25
Basic earnings per share		$ 0.09	$ 0.12		$ 0.21	$ 0.25
Undistributed & distributed earnings to ordinary shareholders, As reported - basic		$ 7,821	$ 10,377		$ 19,293	$ 22,167
Ordinary shares, As reported - basic		91,124,273	88,232,694,000		90,788,083	87,731,986,000
Add-back: Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders			$ 137			$ 294
Add-back: Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back: Undistributed & distributed earnings to ordinary shareholders, 0 (zero) Private Warrants @ $5.75 per half share (anti-dilutive)	[1]		$ (0)			$ (0)
Add-back: Ordinary shares, 0 (zero) Private Warrants @ $5.75 per half share (anti-dilutive)	[1]		(0)			(0)
Add-back: Undistributed & distributed earnings to ordinary shareholders, 34,540,380 Public Warrants @ $5.75 per half share (anti-dilutive)
Add-back: Ordinary shares, 35,540,380 Private Warrants @ $5.75 per half share (anti-dilutive)
Less: Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders			$ (137)			$ (294)
Less: Ordinary shares, Undistributed earnings reallocated to nonvested shareholders
Undistributed & distributed earnings to ordinary shareholders, Diluted EPS - Ordinary shares			$ 10,377			$ 22,167
Ordinary shares, Diluted EPS - Ordinary shares		94,636,374	88,232,694		93,368,023	87,731,986
Diluted earnings per share		$ 0.08	$ 0.12		$ 0.21	$ 0.25
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Outstanding			35,540,380			35,540,380

[1]	Non-participating warrants that could be converted into as many as